Net Income - Interest Expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Interest costs [abstract]
Interest on bonds payable	$ 161		$ 132	$ 46
Interest on lease liabilities	75		69	80
Interest paid to financial institutions	26		16	79
Others	1		1	1
Interest expenses	$ 263	$ 9	$ 218	$ 206